Board of Directors, Senior Management and Key management personnel (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of information about Board of Directors Senior Management and Key management personnel [Abstract]
Disclosure of information about key management personnel [text block]
As of December 31, 2020 and 2019, the number of the key management personnel is 126 and 124, respectively.

Key management personnel compensation	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
	ThUS$	ThUS$	ThUS$
Key management personnel compensation	22,858	22,598	27,907